Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EQ ADVISORS TRUSTSM 1290 VT Multi-Alternative Strategies Portfolio SUPPLEMENT DATED JUNE 1, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com. Effective June 1, 2021, the following changes are being made to the Portfolio’s Summary Prospectus and Prospectus: In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following disclosure is added to the end of the first paragraph: In considering the weightings to be allocated to each alternative asset category and strategy, the Adviser may consider, among other things, momentum factors to determine the relative attractiveness of each asset category and strategy. Momentum is the tendency of investments to exhibit persistence in their performance. When momentum deteriorates, the Adviser may reduce the Portfolio’s exposure to a particular asset category or strategy. In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following: The alternative asset categories and strategies of the Underlying ETFs in which the Portfolio currently may invest are as follows: Commodities Long/Short Equity Convertible Securities Managed Futures Event Driven Real Return Global Real Estate The percentage of the Portfolio’s assets exposed to an asset category or strategy will vary from time to time, and the Portfolio may not invest in all of the alternative asset categories or strategies listed. In addition, the Adviser may allocate the Portfolio’s assets to additional alternative asset categories and strategies in the future.
1290 VT Multi-Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EQ ADVISORS TRUSTSM 1290 VT Multi-Alternative Strategies Portfolio SUPPLEMENT DATED JUNE 1, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com. Effective June 1, 2021, the following changes are being made to the Portfolio’s Summary Prospectus and Prospectus: In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following disclosure is added to the end of the first paragraph: In considering the weightings to be allocated to each alternative asset category and strategy, the Adviser may consider, among other things, momentum factors to determine the relative attractiveness of each asset category and strategy. Momentum is the tendency of investments to exhibit persistence in their performance. When momentum deteriorates, the Adviser may reduce the Portfolio’s exposure to a particular asset category or strategy. In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following: The alternative asset categories and strategies of the Underlying ETFs in which the Portfolio currently may invest are as follows: Commodities Long/Short Equity Convertible Securities Managed Futures Event Driven Real Return Global Real Estate The percentage of the Portfolio’s assets exposed to an asset category or strategy will vary from time to time, and the Portfolio may not invest in all of the alternative asset categories or strategies listed. In addition, the Adviser may allocate the Portfolio’s assets to additional alternative asset categories and strategies in the future.